Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Accrued Expenses [Line Items]
Payroll and related costs	$ 252		$ 601	[1]	$ 1,292	[1]
Professional fees	388		312		336
Withholding tax expenses	553		551		514
Other tax expense	0	[2]	482	[3]	0	[3]
Other	238		420		477
Totals	$ 1,431		$ 2,366		$ 2,619

[1]	Payroll and related costs as of December 31, 2012 included accruals of approximately $726,000 related to the Company’s prior operations in Australia. These accruals were fully settled during the three-month period ended March 31, 2013.
[2]	Other tax expenses as of December 31, 2013 represented an accrued tax liability related to the Philippines operations, resulting from finalization of the Philippines income tax return for the 2010 year. The accrual was reversed in the three-month period ended June 30, 2014.
[3]	As of December 31, 2013, other tax expense represented an accrued tax liability related to the Philippines operations.